JANUARY 3, 2025
SUPPLEMENT TO
COMBINED STATEMENT OF ADDITIONAL INFORMATION
FOR THE HARTFORD MUTUAL FUNDS II, INC.
DATED MARCH 1, 2024, AS SUPPLEMENTED TO DATE
This Supplement contains new and additional information and should be read in connection with your Statement of Additional Information (“SAI”).
Effective January 1, 2025, Gregory A. Frost serves as Director, President and Chief Executive Officer of The Hartford Mutual Funds II, Inc. (the “Company”). Effective as of the same date, James E. Davey no longer serves as Director, President and Chief Executive Officer of the Company.
Accordingly, under the heading “Fund Management – Officers and Interested Director” in the above referenced SAI, the information for Mr. Davey is deleted and the following information is added for Mr. Frost:
NAME, YEAR OF BIRTH AND ADDRESS*	POSITION HELD WITH THE COMPANY	TERM OF OFFICE** AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS	NUMBER OF PORTFOLIOS IN FUND COMPLEX*** OVERSEEN BY DIRECTOR	OTHER DIRECTORSHIPS HELD BY DIRECTOR
GREGORY A. FROST**** (1970)	Director, President and Chief Executive Officer	Director, President and Chief Executive Officer since January 1, 2025
Mr. Frost has served in various positions within The
Hartford and its subsidiaries in connection with the
operation of the Hartford Funds. Mr. Frost joined The
Hartford in 2012. Mr. Frost serves as Chairman,
Director, President, and Senior Managing Director for
Hartford Funds Management Group, Inc. (“HFMG”).
Mr. Frost also serves as Chairman of the Board,
President, Manager, and Senior Managing Director for
Hartford Funds Management Company, LLC (“HFMC”);
Chairman of the Board, Manager, and President of
Lattice Strategies LLC (“Lattice”); Chairman of the
Board, Manager, and Senior Managing Director of
Hartford Funds Distributors, LLC (“HFD”); and
Chairman of the Board, President and Senior
Managing Director of Hartford Administrative Services
Company (“HASCO”), each of which is an affiliate of
HFMG.
				83	None
THIS SUPPLEMENT SHOULD BE RETAINED WITH YOUR SAI FOR FUTURE REFERENCE.